INCOME AND EXPENSES (Tables)	6 Months Ended
Dec. 31, 2019
INCOME AND EXPENSES [Abstract]
Income and Expenses
	Six Months Ended December 31, 2019 US$	Six Months Ended December 31, 2018 US$

Finance income/(expenses)
Interest income	146,825	47,793
Interest expense	(39,153)	-
Total finance income/(expenses)	107,672	47,793

Other income/(expenses)
Net foreign exchange gain	46,171	235,518
Write-off of deposits	-	(20,000)
Total other income/(expenses)	46,171	215,518